EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
30. EVENTS AFTER THE REPORTING PERIOD
On 6 January 2026, WPP acquired 100% of the issued shares of Barrows North America Inc. (“Barrows”) from an associate of the Group, Retail Capital Holdings Ltd ("RCH"), for net consideration of £57 million. The Group continues to hold a 35% investment in RCH, and in January 2026, WPP received a special dividend of £19 million from RCH following the Barrows transaction.